STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - 1.3%
Put Options - 1.2%
S&P 500 Index, Expires: 08/14/20, Strike Price: $2,700.00	475	$1,553,782	$49,875
S&P 500 Index, Expires: 08/28/20, Strike Price: $2,250.00	475	1,553,782	62,937
S&P 500 Index, Expires: 09/18/20, Strike Price: $3,115.00	600	1,962,672	3,441,000

			3,553,812

	COUNTERPARTY	NOTIONAL AMOUNT	FAIR VALUE
OTC Put Options - 0.1%
Japanese Yen, Expires: 08/04/20, Strike Price: AUD 72.95	Morgan Stanley Capital Services LLC	253,000,000	1,739
Japanese Yen, Expires: 08/25/20, Strike Price: AUD 71.00	Morgan Stanley Capital Services LLC	253,000,000	145,351

			147,090

TOTAL PURCHASED OPTIONS (Cost $10,910,237)			3,700,902

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 109.0%
Money Market Funds - 32.9%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class 0.05% (a)		18,334,505	18,334,505
First American Government Obligations Fund - Class X 0.09% (a)		18,334,505	18,334,505
First American Treasury Obligations Fund - Class X 0.09% (a)		18,334,505	18,334,505
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.04% (a)		18,334,505	18,334,505
Short-Term Investments Trust - Treasury Portfolio - Institutional Class 0.08% (a)		18,334,505	18,334,505

			91,672,525

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 76.1%
1.568%, 10/08/2020 (b)(c)		$17,903,000	17,900,046
1.567%, 11/05/2020 (b)(c)		57,500,000	57,487,239
1.547%, 12/03/2020 (b)(c)		66,300,000	66,278,093
1.523%, 12/31/2020 (b)(c)		21,597,000	21,588,001
0.172%, 05/20/2021 (b)(c)		49,000,000	48,957,567

			212,210,946

TOTAL SHORT-TERM INVESTMENTS (Cost $303,139,397)			303,883,471

TOTAL INVESTMENTS (Cost $314,049,634) - 110.3%			307,584,373

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.3)%			(28,751,968)

TOTAL NET ASSETS - 100.0%			$278,832,405

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for derivative contracts.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of the Consolidated Schedules of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $70.00	354	25,300,380	$545,160
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $70.25	408	29,159,760	534,480
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $70.50	550	39,308,500	605,000
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $70.75	284	20,297,480	255,600
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $71.00	357	25,514,790	257,040
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $71.25	152	10,863,440	85,120
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $71.50	169	12,078,430	70,980
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $72.00	104	7,432,880	22,880
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $73.50	25	1,786,750	500
Australian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $71.50	24	1,715,280	21,840
Australian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $72.00	12	857,640	8,040
Australian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $72.50	72	5,145,840	35,280
Australian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $73.00	26	1,858,220	8,840
Australian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $73.50	1	71,470	240
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $44.25	65	2,828,800	83,200
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $44.50	82	3,568,640	95,120
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $44.75	97	4,221,440	100,880
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $45.00	128	5,570,560	119,040
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $45.25	96	4,177,920	79,680
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $45.50	142	6,179,840	105,080
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $45.75	266	11,576,320	175,560
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.00	300	13,056,000	174,000
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.25	236	10,270,720	122,720
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.50	233	10,140,160	107,180
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.75	120	5,222,400	48,000
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $47.00	236	10,270,720	84,960
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $47.25	60	2,611,200	19,200
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $47.50	65	2,828,800	18,200
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $47.75	25	1,088,000	6,250
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $48.00	154	6,702,080	35,420
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $49.50	25	1,088,000	3,250
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $125.00	25	2,048,125	95,000
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $125.50	158	12,944,150	551,025
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $126.00	475	38,914,375	1,508,125
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $126.50	514	42,109,450	1,474,537
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $127.00	511	41,863,675	1,306,244
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $127.50	338	27,690,650	760,500
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $128.00	184	15,074,200	358,800
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $128.50	135	11,059,875	223,594
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $129.00	26	2,130,050	35,750
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $130.00	25	2,048,125	21,562
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $130.50	75	6,144,375	48,281
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $131.00	206	16,876,550	95,275
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $131.50	202	16,548,850	64,387
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $132.00	12	983,100	2,550
British Pound Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $130.00	28	2,293,900	36,050
British Pound Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $130.50	36	2,949,300	39,375
British Pound Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $131.00	6	491,550	5,550
British Pound Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $131.50	4	327,700	3,100
British Pound Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $132.00	4	327,700	2,575
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $74.00	460	34,371,200	358,800
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $74.25	251	18,754,720	145,580
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $74.50	479	35,790,880	196,390
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $74.75	201	15,018,720	54,270
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $75.00	407	30,411,040	69,190
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $75.25	8	597,760	800
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $75.50	186	13,897,920	11,160
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $76.00	42	3,138,240	1,050
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $76.50	17	1,270,240	170
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $77.00	68	5,080,960	340
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $77.50	25	1,868,000	125
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $74.00	59	4,408,480	60,770
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $74.50	469	35,043,680	337,680
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $75.00	277	20,697,440	130,190
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $75.50	126	9,414,720	37,800

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,250.00	109	2,616,000	$165,680
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,300.00	300	7,200,000	318,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,350.00	300	7,200,000	198,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,400.00	277	6,648,000	99,720
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,450.00	300	7,200,000	51,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,500.00	300	7,200,000	21,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,550.00	300	7,200,000	9,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,600.00	300	7,200,000	3,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,650.00	103	2,472,000	1,030
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,700.00	300	7,200,000	3,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,750.00	255	6,120,000	2,550
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,800.00	200	4,800,000	2,000
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,850.00	125	3,000,000	1,250
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $102.50	104	4,639,050	649,350
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $105.00	153	6,824,756	818,741
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $107.50	97	4,326,806	434,681
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $110.00	59	2,631,769	215,940
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $112.50	97	4,326,806	281,906
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $115.00	35	1,561,219	78,488
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $117.50	19	847,519	32,063
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $122.50	1	44,606	747
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $125.00	22	981,338	14,685
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $127.50	21	936,731	10,159
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $130.00	3	133,819	880
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $289.00	150	10,755,000	191,250
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $290.00	65	4,660,500	75,563
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $292.00	200	14,340,000	195,000
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $295.00	116	8,317,200	85,550
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $300.00	200	14,340,000	97,500
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $308.00	14	1,003,800	3,675
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $309.00	7	501,900	1,750
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $310.00	41	2,939,700	9,225
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $311.00	107	7,671,900	22,738
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $313.00	2	143,400	375
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $314.00	10	717,000	1,750
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $315.00	10	717,000	1,625
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $316.00	7	501,900	1,050
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $320.00	25	1,792,500	2,813
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $315.00	33	521,400	9,804
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $320.00	1,072	16,937,600	227,800
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $325.00	623	9,843,400	85,662
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $330.00	1,267	20,018,600	110,862
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $335.00	682	10,775,600	42,625
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $340.00	625	9,875,000	27,344
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $345.00	242	3,823,600	7,562
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $350.00	191	3,017,800	4,775
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $355.00	77	1,216,600	1,444
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $375.00	4	63,200	25
Corn Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $365.00	32	505,600	2,107
Corn Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $370.00	5	79,000	281
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $60.00	174	5,451,420	269,700
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $61.00	260	8,145,800	304,200
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $62.00	196	6,140,680	165,620
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $63.00	216	6,767,280	126,360
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $64.00	282	8,835,060	109,980
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $65.00	194	6,078,020	49,470
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $66.00	694	21,743,020	114,510
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $67.00	40	1,253,200	4,400
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $68.00	9	281,970	675
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.140	25	3,687,344	125,000
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.145	18	2,654,888	78,975
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.160	7	1,032,456	18,025
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,980.00	100	19,739,000	391,000
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,055.00	40	7,895,600	66,400
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,060.00	40	7,895,600	62,800
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,065.00	40	7,895,600	59,200
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,070.00	40	7,895,600	56,000
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,075.00	40	7,895,600	52,800

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,080.00	40	7,895,600	$49,600
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,085.00	40	7,895,600	47,200
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,090.00	40	7,895,600	44,400
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,095.00	40	7,895,600	42,000
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,100.00	40	7,895,600	39,600
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,105.00	40	7,895,600	37,600
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,110.00	20	3,947,800	17,800
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,115.00	63	12,435,570	52,920
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,120.00	56	11,053,840	44,800
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,125.00	134	26,450,260	101,840
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,130.00	118	23,292,020	84,960
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,135.00	27	5,329,530	19,093
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,140.00	88	17,370,320	57,200
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,145.00	49	9,672,110	30,819
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,150.00	111	21,910,290	65,490
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,155.00	49	9,672,110	33,349
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,160.00	93	18,357,270	49,290
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,170.00	82	16,185,980	39,360
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,175.00	88	17,370,320	40,480
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,180.00	59	11,646,010	25,960
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,190.00	82	16,185,980	32,800
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,200.00	24	4,737,360	8,880
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,210.00	2	394,780	680
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $2,225.00	2	394,780	600
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $93.75	125	14,780,469	150,000
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $94.00	112	13,243,300	107,800
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $94.25	38	4,493,263	28,500
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $94.50	137	16,199,394	78,775
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $94.75	75	8,868,281	31,875
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $95.00	67	7,922,331	20,937
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $95.50	50	5,912,188	8,125
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $96.00	18	2,128,388	1,575
Japanese Yen Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $96.00	25	2,956,094	12,813
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $54.00	77	1,601,600	15,400
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $55.00	210	4,368,000	25,200
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $56.00	147	3,057,600	10,290
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $57.00	34	707,200	1,700
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $58.00	59	1,227,200	1,770
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $59.00	9	187,200	180
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $100.00	15	616,950	18,900
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $101.00	105	4,318,650	94,500
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $102.00	163	6,704,190	96,170
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $103.00	269	11,063,970	91,460
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $104.00	145	5,963,850	24,650
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $105.00	247	10,159,110	19,760
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $106.00	216	8,884,080	8,640
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $107.00	92	3,783,960	1,840
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $108.00	63	2,591,190	630
Live Cattle Future, October 2020 Settlement, Expires 10/02/2020, Strike Price $115.00	6	258,900	2,040
Live Cattle Future, October 2020 Settlement, Expires 10/02/2020, Strike Price $116.00	17	733,550	4,590
Live Cattle Future, October 2020 Settlement, Expires 10/02/2020, Strike Price $117.00	4	172,600	840
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.65	217	3,903,830	440,944
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.70	327	5,882,730	551,649
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.75	721	12,970,790	993,538
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.80	465	8,365,350	513,360
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.85	407	7,321,930	352,055
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.90	852	15,327,480	567,432
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.95	447	8,041,530	225,288
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $2.00	550	9,894,500	206,800
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $2.20	200	3,598,000	25,800
Natural Gas Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $1.80	50	978,500	135,350
Natural Gas Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $2.05	320	6,262,400	444,480
Natural Gas Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $2.10	384	7,514,880	459,264
Natural Gas Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $2.15	269	5,264,330	275,725
Natural Gas Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $2.20	9	176,130	7,893
S&P 500 Index, Expires 09/18/2020, Strike Price $3,115.00	600	1,962,672	12,378,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $25.00	50	6,054,000	$254,750
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $28.25	13	1,574,040	22,815
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $28.50	1	121,080	1,615
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $28.75	10	1,210,800	14,900
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $29.00	7	847,560	9,625
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $29.25	51	6,175,080	64,770
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $29.50	47	5,690,760	54,990
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $29.75	32	3,874,560	34,720
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $30.00	82	9,928,560	82,410
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $30.25	25	3,027,000	23,375
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $30.50	25	3,027,000	21,625
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $30.75	24	2,905,920	19,440
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $31.00	22	2,663,760	16,610
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $31.25	28	3,390,240	19,740
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $31.50	46	5,569,680	30,360
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $31.75	89	10,776,120	55,180
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $32.00	77	9,323,160	44,660
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $32.25	71	8,596,680	39,050
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $32.50	53	6,417,240	27,295
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $32.75	32	3,874,560	15,680
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $33.00	27	3,269,160	12,555
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $33.25	6	726,480	2,640
Silver Future, December 2020 Settlement, Expires 09/24/2020, Strike Price $28.00	125	15,293,125	558,125
Soybean Future, November 2020 Settlement, Expires 08/21/2020, Strike Price $1,000.00	5	223,125	94
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $29.00	100	1,828,200	93,900
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $29.50	163	2,979,966	112,470
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $30.00	281	5,137,242	136,566
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $30.50	300	5,484,600	99,000
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $31.00	200	3,656,400	43,800
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $31.50	220	4,022,040	30,360
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $32.00	157	2,870,274	13,659
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $32.50	110	2,011,020	5,940
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $33.00	22	402,204	792
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $33.50	12	219,384	288
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $34.00	3	54,846	54
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $34.50	1	18,282	12
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $35.50	1	18,282	6
Soybean Oil Future, December 2020 Settlement, Expires 11/20/2020, Strike Price $32.00	5	92,280	2,220
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $11.75	227	3,213,594	241,528
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $12.00	348	4,926,566	288,422
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $12.25	251	3,553,357	154,616
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $12.50	198	2,803,046	86,486
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $12.75	126	1,783,757	36,691
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $13.00	150	2,123,520	28,560
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $13.25	175	2,477,440	21,560
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $13.50	220	3,114,496	17,248
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $13.75	207	2,930,458	9,274
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $14.00	183	2,590,694	6,149
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $14.25	120	1,698,816	2,688
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $14.50	125	1,769,600	1,400
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $14.75	100	1,415,680	1,120
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $15.00	1	14,157	11
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $15.50	25	353,920	280
Sugar #11 Future, October 2020 Settlement, Expires 09/15/2020, Strike Price $12.00	200	2,831,360	197,120
Sugar #11 Future, October 2020 Settlement, Expires 09/15/2020, Strike Price $14.50	25	353,920	2,240
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $140.00	4	560,313	1,750
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $140.25	2	280,156	656
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $140.50	19	2,661,484	4,453
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $141.00	4	560,313	500
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $141.50	1	140,078	78
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $183.00	20	3,645,625	22,813

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $184.00	15	2,734,219	$11,719
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $185.00	14	2,551,938	7,219
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $186.00	10	1,822,813	3,438
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $187.00	6	1,093,688	1,406
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $540.00	3	79,688	1,200
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $545.00	287	7,623,438	91,481
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $550.00	308	8,181,250	77,000
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $555.00	578	15,353,125	115,600
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $560.00	287	7,623,438	43,050
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $565.00	265	7,039,063	31,469
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $570.00	246	6,534,375	21,525
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $575.00	187	4,967,188	12,856
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $580.00	245	6,507,813	13,781
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $585.00	155	4,117,188	6,781
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $590.00	120	3,187,500	4,500
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $595.00	61	1,620,313	1,906
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $600.00	30	796,875	750
WTI Crude Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $46.00	5	201,350	500

TOTAL CALL OPTIONS			$41,484,649

(Premiums Received $31,247,207)

PUT OPTIONS
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $64.00	1	71,470	5
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $66.00	46	3,287,620	230
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $66.50	88	6,289,360	440
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $67.00	110	7,861,700	550
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $67.25	6	428,820	30
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $67.50	171	12,221,370	855
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $67.75	68	4,859,960	340
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $68.00	318	22,727,460	1,590
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $68.25	121	8,647,870	605
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $68.50	460	32,876,200	4,600
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $68.75	350	25,014,500	5,250
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $69.00	379	27,087,130	7,580
Australian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $69.25	250	17,867,500	6,250
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $34.75	1	43,520	190
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $35.00	1	43,520	200
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $35.75	1	43,520	240
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $36.25	10	435,200	2,800
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $36.75	11	478,720	3,520
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $37.00	28	1,218,560	9,520
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $37.25	14	609,280	5,040
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $37.50	75	3,264,000	29,250
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $37.75	31	1,349,120	12,710
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $38.00	123	5,352,960	54,120
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $38.25	72	3,133,440	33,840
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $38.50	75	3,264,000	37,500
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $38.75	160	6,963,200	84,800
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $39.00	136	5,918,720	77,520
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $39.25	142	6,179,840	86,620
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $39.50	236	10,270,720	153,400
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $39.75	249	10,836,480	171,810
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $40.00	300	13,056,000	219,000
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $40.25	200	8,704,000	156,000
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $40.50	136	5,918,720	112,880
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $40.75	128	5,570,560	112,640
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $41.00	138	6,005,760	128,340
Brent Crude Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $41.25	8	348,160	7,920
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $120.50	19	1,556,575	119
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $121.00	25	2,048,125	156
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $121.50	25	2,048,125	156
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $122.00	137	11,223,725	856
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $122.50	225	18,433,125	1,406

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $123.00	355	29,083,375	$2,219
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $123.50	460	37,685,500	2,875
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $124.00	543	44,485,275	3,394
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $124.50	338	27,690,650	2,112
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $125.00	58	4,751,650	362
British Pound Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $125.50	6	491,550	37
British Pound Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $116.00	24	1,966,200	150
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $71.00	25	1,868,000	125
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $71.50	42	3,138,240	210
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $72.00	274	20,473,280	1,370
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $72.25	25	1,868,000	125
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $72.50	341	25,479,520	1,705
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $72.75	50	3,736,000	250
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $73.00	605	45,205,600	3,025
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $73.25	292	21,818,240	2,920
Canadian Dollar Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $73.50	268	20,024,960	5,360
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $71.00	42	3,138,240	840
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $71.50	25	1,868,000	750
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $72.00	143	10,684,960	6,435
Canadian Dollar Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $72.50	80	5,977,600	5,600
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $82.50	33	1,472,006	247
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $85.00	96	4,282,200	720
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $87.50	82	3,657,713	922
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $90.00	106	4,728,263	1,192
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $92.50	174	7,761,488	2,610
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $95.00	299	13,337,269	6,727
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $107.50	19	847,519	5,259
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $110.00	9	401,456	4,155
Coffee ‘C’ Future, December 2020 Settlement, Expires 09/11/2020, Strike Price $87.50	19	847,519	499
Coffee ‘C’ Future, December 2020 Settlement, Expires 09/11/2020, Strike Price $92.50	23	1,025,944	1,121
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $268.00	1	71,700	323
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $275.00	2	143,400	1,075
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $280.00	325	23,302,500	276,250
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $285.00	100	7,170,000	132,500
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $289.00	150	10,755,000	273,750
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $290.00	50	3,585,000	84,597
Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $292.00	200	14,340,000	455,000
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $310.00	505	7,979,000	82,062
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $315.00	896	14,156,800	240,800
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $320.00	928	14,662,400	382,800
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $325.00	791	12,497,800	464,712
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $330.00	500	7,900,000	393,750
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $335.00	778	12,292,400	787,725
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $340.00	933	14,741,400	1,160,419
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $345.00	770	12,166,000	1,140,562
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $350.00	326	5,150,800	562,350
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $355.00	4	63,200	7,875
Corn Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $315.00	96	1,569,600	21,000
Corn Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $320.00	520	8,502,000	159,250
Corn Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $325.00	374	6,114,900	154,275
Corn Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $330.00	217	3,547,950	117,994
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $55.00	20	626,600	700
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $56.00	58	1,817,140	2,900
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $57.00	80	2,506,400	5,200
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $58.00	195	6,109,350	18,525
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $59.00	583	18,265,390	84,535
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $60.00	98	3,070,340	21,560
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $61.00	59	1,848,470	20,060
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $62.00	89	2,788,370	45,835
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $63.00	116	3,634,280	87,580
Cotton No.2 Future, December 2020 Settlement, Expires 08/21/2020, Strike Price $64.00	20	626,600	21,200
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.095	25	3,687,344	156
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.100	25	3,687,344	156
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.105	6	884,963	38
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.115	25	3,687,344	156
Euro FX Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $1.120	15	2,212,406	94

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Euro FX Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $1.115	25	3,687,344	$938
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,700.00	38	7,500,820	4,940
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,705.00	12	2,368,680	1,680
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,710.00	23	4,539,970	3,220
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,715.00	11	2,171,290	1,650
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,740.00	14	2,763,460	2,520
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,750.00	11	2,171,290	2,090
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,760.00	20	3,947,800	4,200
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,770.00	10	1,973,900	2,300
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,775.00	17	3,355,630	4,080
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,780.00	3	592,170	780
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,785.00	13	2,566,070	3,510
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,790.00	14	2,763,460	4,060
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,795.00	13	2,566,070	4,258
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,800.00	55	10,856,450	18,514
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,810.00	20	3,947,800	7,851
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,815.00	10	1,973,900	3,900
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,820.00	10	1,973,900	4,200
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,825.00	61	12,040,790	27,450
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,830.00	23	4,539,970	11,933
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,835.00	47	9,277,330	25,054
Gold 100 Oz Future, October 2020 Settlement, Expires 08/26/2020, Strike Price $1,840.00	34	6,711,260	19,616
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $89.50	50	5,912,188	312
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $90.00	50	5,912,188	312
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $90.50	175	20,692,656	1,094
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $91.00	100	11,824,375	625
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $91.50	50	5,912,188	313
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $91.75	25	2,956,094	313
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $92.00	125	14,780,469	1,563
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $92.25	25	2,956,094	469
Japanese Yen Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $92.50	200	23,648,750	5,000
Japanese Yen Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $91.00	75	8,868,281	4,219
Japanese Yen Future, September 2020 Settlement, Expires 09/04/2020, Strike Price $91.50	50	5,912,188	4,375
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $45.00	25	520,000	750
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $46.00	76	1,580,800	3,800
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $47.00	28	582,400	1,960
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $48.00	96	1,996,800	9,600
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $49.00	100	2,080,000	15,000
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $85.00	27	1,110,510	270
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $87.00	82	3,372,660	820
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $88.00	52	2,138,760	1,040
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $89.00	65	2,673,450	1,300
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $90.00	71	2,920,230	1,420
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $91.00	20	822,600	400
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $92.00	57	2,344,410	1,710
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $93.00	49	2,015,370	1,470
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $94.00	109	4,483,170	4,360
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $95.00	84	3,454,920	4,200
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $96.00	98	4,030,740	5,880
NASDAQ 100 Stock Index, Expires 08/07/2020, Strike Price $10,075.00	4	43,624	6,400
NASDAQ 100 Stock Index, Expires 08/07/2020, Strike Price $10,125.00	2	21,812	1,780
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.25	100	1,799,000	5,800
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.50	300	5,397,000	71,700
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.55	136	2,446,640	42,976
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.60	134	2,410,660	55,476
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.65	321	5,774,790	173,982
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.70	346	6,224,540	241,162
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.75	479	8,617,210	425,352
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.80	514	9,246,860	572,596
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.85	346	6,224,540	475,750
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.90	162	2,914,380	271,512
Natural Gas Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $1.75	550	10,763,500	532,950
Natural Gas Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $1.80	50	978,500	56,850
Russell 2000 Index, Expires 08/07/2020, Strike Price $1,390.00	22	32,569	5,566
Russell 2000 Index, Expires 08/07/2020, Strike Price $1,400.00	6	8,883	2,082
S&P 500 Index, Expires 08/07/2020, Strike Price $3,120.00	205	670,580	84,460
S&P 500 Index, Expires 08/07/2020, Strike Price $3,125.00	241	788,340	108,450
S&P 500 Index, Expires 08/07/2020, Strike Price $3,130.00	213	696,749	104,796
S&P 500 Index, Expires 08/07/2020, Strike Price $3,135.00	209	683,664	92,587
S&P 500 Index, Expires 08/07/2020, Strike Price $3,140.00	190	621,513	95,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
S&P 500 Index, Expires 08/07/2020, Strike Price $3,145.00	182	595,344	$95,914
S&P 500 Index, Expires 08/07/2020, Strike Price $3,150.00	100	327,112	64,000
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.35	10	1,210,800	3,150
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.45	40	4,843,200	13,400
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.50	22	2,663,760	7,590
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.55	44	5,327,520	15,620
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.60	18	2,179,440	6,570
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.65	25	3,027,000	9,500
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.70	31	3,753,480	12,090
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $19.75	14	1,695,120	5,600
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.05	5	605,400	2,889
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.10	6	726,480	3,030
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.35	19	2,300,520	11,495
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.40	19	2,300,520	14,492
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.45	7	847,560	5,444
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.50	17	2,058,360	11,475
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.55	10	1,210,800	7,000
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.60	14	1,695,120	10,220
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.65	1	121,080	758
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $265.00	4	116,480	40
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $270.00	7	203,840	105
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $275.00	9	262,080	180
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $280.00	71	2,067,520	3,550
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $285.00	229	6,668,480	30,915
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $290.00	300	8,736,000	102,000
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $295.00	181	5,270,720	119,460
Soybean Meal Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $265.00	9	260,370	315
Soybean Meal Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $270.00	43	1,243,990	2,150
Soybean Meal Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $275.00	71	2,054,030	5,680
Soybean Meal Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $280.00	14	405,020	2,030
Soybean Meal Future, October 2020 Settlement, Expires 09/25/2020, Strike Price $285.00	7	202,510	1,925
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $9.75	50	707,840	560
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $10.00	100	1,415,680	1,120
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $10.25	300	4,247,040	3,360
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $10.50	361	5,110,605	4,043
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $10.75	433	6,129,894	4,850
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $11.00	250	3,539,200	2,800
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $11.25	277	3,921,434	6,205
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $11.50	426	6,030,797	19,085
Sugar #11 Future, October 2020 Settlement, Expires 08/17/2020, Strike Price $11.75	200	2,831,360	13,440
Sugar #11 Future, October 2020 Settlement, Expires 09/15/2020, Strike Price $11.50	200	2,831,360	29,120
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $138.00	11	1,540,859	344
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $138.50	83	11,626,484	3,891
U.S. Treasury 10 Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $139.00	48	6,723,750	3,750
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $175.00	11	2,005,094	1,032
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $176.00	12	2,187,375	1,500
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $177.00	16	2,916,500	2,750
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $178.00	13	2,369,656	3,453
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $179.00	68	12,395,125	27,625
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $505.00	10	265,625	1,562
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $510.00	222	5,896,875	45,788
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $515.00	340	9,031,250	91,375
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $520.00	442	11,740,625	154,700
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $525.00	485	12,882,813	215,219
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $530.00	434	11,528,125	241,413
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $535.00	298	7,915,625	204,875
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $540.00	286	7,596,875	239,525
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $545.00	125	3,320,313	125,781
Wheat Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $510.00	60	1,616,250	20,250
Wheat Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $515.00	191	5,145,063	77,594

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Wheat Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $520.00		141	3,798,188	$68,738
Wheat Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $525.00		157	4,229,188	90,275
Wheat Future, December 2020 Settlement, Expires 09/25/2020, Strike Price $530.00		61	1,643,188	41,175

TOTAL PUT OPTIONS				$14,776,289

(Premiums Received $17,007,614)

	COUNTERPARTY	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Israeli New Shekel, Expires 08/18/2020, Strike Price $3.44	BNP Paribas	25,000,000	25,000,000	61,464

TOTAL OTC CALL OPTIONS				61,464

(Premiums Received $190,750)

TOTAL WRITTEN OPTIONS				$56,322,402

(Premiums Received $48,445,571)

The accompanying footnotes are an integral part of the Consolidated Schedules of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Copper, September 2020 Settlement	24	$1,720,800	$13,348
Corn, September 2020 Settlement	3,127	49,406,600	789,460
Corn, December 2020 Settlement	395	6,458,250	(14,826)
Globex Natural Gas, October 2020 Settlement	168	3,287,760	(49,601)
Soybean Meal, September 2020 Settlement	202	5,882,240	6,111
Wheat, September 2020 Settlement	502	13,334,375	53,596
U.S. Treasury Long Bond, September 2020 Settlement	20	3,645,625	(25,636)

TOTAL FUTURES CONTRACTS SOLD		$83,735,650	$772,451

FUTURES CONTRACTS PURCHASED
Australian Dollar, September 2020 Settlement	1,484	$106,061,480	$203,674
Brent Crude, October 2020 Settlement	161	7,006,720	(46,175)
British Pound, September Settlement	2,271	186,051,675	3,904,818
Canadian Dollar, September 2020 Settlement	1,359	101,544,480	216,226
Cocoa, September 2020 Settlement	735	17,640,000	153,464
Coffee ‘C’, September 2020 Settlement	469	20,920,331	1,175,549
Cotton No. 2, December 2020 Settlement	255	7,989,150	(135,330)
Euro FX, September 2020 Settlement	40	5,899,750	90,407
Globex Natural Gas, September 2020 Settlement	964	17,342,360	(535,610)
Globex Natural Gas, September 2020 Settlement	866	15,579,340	918,616
Gold 100 Oz., October 2020 Settlement	145	28,621,550	211,861
Japanese Yen, September 2020 Settlement	387	45,760,331	(136,979)
Lean Hogs, June 2020 Settlement	59	1,227,200	(58,539)
Live Cattle, August 2020 Settlement	403	16,575,390	(15,978)
S&P E-mini Index, September 2020 Settlement	1,047	170,844,225	5,350,832
Silver, September 2020 Settlement	19	2,300,520	69,258
Silver, December 2020 Settlement	40	4,893,800	(30,287)
Soybean Oil, September 2020 Settlement	517	9,451,794	168,082
Sugar #11, October 2020 Settlement	750	10,617,600	(12,742)
U.S. Treasury 10-Year Note, September 2020 Settlement	6	840,469	6,553

TOTAL FUTURES CONTRACTS PURCHASED		$777,168,165	$11,497,701

The accompanying footnotes are an integral part of the Consolidated Schedules of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	8/3/2020	Euro	3,000,000	Norwegian Krone	32,103,900	$6,812
Morgan Stanley Capital Services LLC	8/3/2020	Norwegian Krone	575,993,430	Euro	53,500,000	260,205
BNP Paribas	8/20/2020	United States Dollar	11,000,000	Israeli New Shekel	37,818,000	(109,055)

						$157,962

The accompanying footnotes are an integral part of the Consolidated Schedules of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act"), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly- traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$49,875	$3,651,027	$—	$3,700,902
Money Market Funds	91,672,525	—	—	91,672,525
U.S. Treasury Bills	—	212,210,946	—	212,210,946

Total Assets	$91,722,400	$215,861,973	$—	$307,584,373

Liabilities
Written Options	$43,580,998	$12,741,404	$—	$56,322,402

Total Liabilities	$43,580,998	$12,741,404	$—	$56,322,402

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$267,017	$—	$267,017
Unrealized depreciation on forward currency contracts	—	(109,055)	—	(109,055)
Unrealized appreciation on futures contracts	13,331,854	—	—	13,331,854
Unrealized depreciation on futures contracts	(1,061,703)	—	—	(1,061,703)

Total	$12,270,151	$157,962	$—	$12,428,113

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.